Related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Disclosure of transactions between related parties	The following table summarises the transactions with TCCC that directly impacted the consolidated income statement for the years presented:

	Year ended 31 December
	2025	2024	2023
	€ million	€ million	€ million
Amounts affecting revenue(A)	147	149	140
Amounts affecting cost of sales(B)	(4,543)	(4,427)	(3,964)
Amounts affecting operating expenses(C)	26	4	25
Amounts affecting finance costs, net(D)	1	2	4
Total net amount affecting the consolidated income statement	(4,369)	(4,272)	(3,795)
(A)Amounts principally relate to fountain syrup and packaged product sales.
(B)Amounts principally relate to the purchase of concentrate, syrup, mineral water and juice, as well as funding for marketing programmes.
(C)Amounts principally relate to certain costs associated with new product development initiatives and reimbursement of certain marketing expenses.
(D)Amounts relate to bank fee recharges for bank guarantees.
The following table summarises the transactions with TCCC that impacted the consolidated statement of financial position for the periods presented:

	Year ended 31 December
	2025	2024
	€ million	€ million
Amounts due from TCCC	92	76
Amounts payable to TCCC	289	320
The following table summarises the
transactions with Cobega that directly impacted the consolidated income statement for the years presented:

	Year ended 31 December
	2025	2024	2023
	€ million	€ million	€ million
Amounts affecting revenue(A)	1	1	1
Amounts affecting cost of sales(B)	(65)	(67)	(69)
Amounts affecting operating expenses(C)	(4)	(12)	(18)
Total net amount affecting the consolidated income statement	(68)	(78)	(86)
(A)Amounts principally relate to packaged product sales.
(B)Amounts principally relate to the purchase of packaging materials.
(C)Amounts principally relate to maintenance and repair services and transportation.
The following table summarises the transactions with Cobega that impacted the consolidated statement of financial position for the periods presented:

	Year ended 31 December
	2025	2024
	€ million	€ million
Amounts due from Cobega	7	7
Amounts payable to Cobega	20	32
The following table summarises the transactions with associates, joint ventures and other related parties:

	Year ended 31 December
	2025	2024	2023
	€ million	€ million	€ million
Net amounts affecting consolidated income statement – associates(A)	(74)	(66)	(68)
Net amounts affecting consolidated income statement – joint ventures(A),(B)	(6)	(56)	(28)
Net amounts affecting consolidated income statement – other related parties(A)	(143)	(86)	(85)
Total net amount affecting the consolidated income statement	(223)	(208)	(181)
(A)Amounts relate to container deposit scheme charges.
(B)Amounts relate to the purchase of certain raw materials.
The following table summarises the balances with associates, joint ventures and other related parties:

	Year ended 31 December
	2025	2024
	€ million	€ million
Amounts due from associates	—	6
Amounts payable to associates	13	2
Amounts payable to joint ventures	—	9
Amounts payable to other related parties	19	10
The following table summarises the total remuneration
paid or accrued during the reporting period related to key management personnel:

	Year ended 31 December
	2025	2024	2023
	€ million	€ million	€ million
Salaries and other short-term employee benefits(A)	24	33	31
Share-based payments	15	9	20
Termination benefits	—	7	—
Total	39	49	51
(A)Short-term employee benefits include wages, salaries and social security contributions, paid annual leave and paid sick leave, paid bonuses and non-monetary benefits.